Income Taxes - Summary of Statutory Federal Tax Rate to Income or Loss before Taxes (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal tax benefit at statutory rate	34.00%	34.00%
State tax benefit net of federal effect	0.00%	0.00%
Change in valuation allowance	(42.00%)	(33.00%)
Research and development credits	9.00%
Non-deductible expenses and other	(1.00%)	(1.00%)
Total	0.00%	0.00%